Shareholder Report, Line Graph (Details) 74200027500_Franklin Large Cap Growth VIP Fund_Class 1_TSR Annual {Class 1} - USD ($)											12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2025
Class 1
Account Value [Line Items]
Line Graph and Table Measure Name											Class 1
Accumulated Value	$ 32,039	$ 25,293	$ 17,975	$ 28,245	$ 24,443	$ 16,859	$ 12,490	$ 12,647	$ 9,851	$ 10,000	$ 34,435
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Index
Accumulated Value	32,448	26,209	20,808	25,754	20,495	16,954	12,940	13,656	11,274	10,000	$ 38,012
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 Index
Accumulated Value	33,786	27,025	21,399	26,132	20,304	17,149	13,042	13,640	11,196	10,000	$ 39,827
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 1000 Growth Index
Accumulated Value	$ 44,623	$ 33,462	$ 23,453	$ 33,096	$ 25,938	$ 18,729	$ 13,732	$ 13,943	$ 10,708	$ 10,000	$ 52,906